DREYFUS S&P 500 INDEX FUND
LETTER TO SHAREHOLDERS
Dear Shareholder:
      We are pleased to provide you with this semi-annual report for Dreyfus S&P 500 Index Fund for the six-month period ended April 30, 1998. Your Fund produced a total return of 22.16%.* This compares with a total return of 22.50% for the Standard & Poor's 500 Composite Stock Price Index for the six-month period, which the Fund is designed to replicate.** The difference is primarily accounted for by transaction fees and other Fund expenses. Economic Review
      Although real Gross Domestic Product (GDP) sustained a growth trend approaching 4% into the first quarter, incoming evidence suggests a shift to somewhat slower economic growth in coming months. Aggregate profit margins already have begun to narrow in some sectors. The conflicting pressures of a softening economy and a still tightening labor market have kept the Federal Reserve Board in neutral, although a bias favoring higher interest rates was resumed recently. Market interest rates have likewise stayed within a narrow range in recent months.
      While manufacturing has turned appreciably sluggish since year-end, this was overshadowed in the first quarter by a strong rebound in domestic demand. The industrial sector has been slowed by the strong dollar and by weak exports. However, with Asian economies still in turmoil, competition from Asian-made imports has emerged only gradually. The first quarter rebound in domestic demand was fueled primarily by strong housing market conditions and rising real household incomes.
      Rising real wages that have been such a boon to consumers in recent months may also be taking a toll on corporate profit margins. The first sign of profit pressure was seen last year as the dollar strengthened. This year, profit margins have eroded further due to weak exports and falling prices in some sectors. Accelerating wage growth that is apparent alongside limited pricing power may also prove a harbinger of margin erosion. Hence, a shift to slower economic growth that coexists with rising wage pressures creates a further risk to overall profit growth.
      The above pressures have kept Fed policy unchanged until now. However, policymakers seem more concerned about wage growth than economic strains, as evidenced by a recent shift towards a tightening bias. Although long-term bond yields were below year-ago levels at the end of April, substantially lower yields have proven difficult to attain in the absence of lower short-term rates. This, too, could restrain the economic growth rate.
Market Overview
      Equity prices during the six months ended April 30, 1998 continued to display considerable volatility, most of the time on the upside. Large-capitalization stocks continued the trend of outperforming both mid-cap and small-cap equities. Last November, the markets were still trying to recover from the financial crisis in Asia. As the months went by, however, the U.S. equity markets rebounded from that severe blow.
      Early in the new year, there were temporary setbacks due to worries about inflation and concern about the corporate profit outlook. By midwinter, however, the markets resumed their upward surge, which continued almost unbroken until interest rate jitters struck again in late April. This time the cause was a press report that the Fed was going to tilt its policy toward tightening credit.
      As it turned out, even that scare was short-lived and, as the month of May began, stock prices set new records once again, especially the stocks of the large-capitalized corporations.
      Despite the impressive gains in the broad market averages, it was not a market that would allow investors simply to sit back and relax. Some commentators had begun to refer to it as the "bubble market," a market that could inflate to record heights one week, yet the next week could be deflated just as quickly by unexpected national, international and corporate news.



      Now that most first-quarter corporate profits have been reported, it is apparent that the quarter saw a slowdown in total profits. While some analysts believe that there could be an increase in the growth of earnings in the second quarter and beyond, many skeptics believe such possible increases to be overoptimistic. The skeptics have cited several factors:
      *  possible delayed reaction to the collapse of Asian markets;
      * the ever-present possibility that the Fed could still raise interest rates;
      * the approaching shadow of the midterm elections next fall, with all the political acrimony they could bring.
      There was also the risk that Fed Chairman Greenspan might once again warn against excessive enthusiasm in the equity markets, as he did in late 1996 when he spoke of "irrational exuberance."
      In this atmosphere, wary investors were as quick to sell as to buy, depending on the ebb and flow of economic and political news. Volatility, it appeared, was a condition the markets would need to live with for some time to come, in rising as well as in falling markets.
      We very much appreciate your investment in this Fund.
                                  Sincerely,

                              [Steven A. Falci signature logo]

                                  Steven A. Falci
                                  Portfolio Manager
May 26, 1998
New York, N.Y.
* Total return includes reinvestment of dividends and any capital gains paid.
** SOURCE: LIPPER ANALYTICAL SERVICES, INC. - Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.

DREYFUS S&P 500 INDEX FUND
STATEMENT OF INVESTMENTS                          APRIL 30, 1998 (UNAUDITED)
  Shares            COMMON STOCKS-95.5%                        Value
___________         ____________                           ___________
                    Basic Industries-3.9%
   23,500           Air Products & Chemicals............. $  2,043,031
    8,100           Armstrong World Industries...........      694,575
   20,500           Avery Dennison.......................    1,073,688
    6,000           Ball.................................      231,750
   10,600           Bemis................................      471,700
   11,200           Boise Cascade........................      420,700
   11,800           Centex...............................      410,050
   19,200           Champion International...............    1,033,200
   25,600           Crown Cork & Seal....................    1,332,800
   45,300           Dow Chemical.........................    4,379,944
  225,900           duPont (E.I.) de Nemours
                       & Co..............................   16,448,344
   15,700           Eastman Chemical.....................    1,079,375
   28,800           Engelhard............................      608,400
   7,300 (a)        FMC..................................      566,206
   16,700           Fluor................................      789,075
   41,700           Fort James...........................    2,069,363
   34,300           Fortune Brands.......................    1,264,813
   18,500           Georgia Pacific......................    1,427,969
   14,800           Grace (W.R)..........................      300,625
   11,900           Great Lakes Chemical.................      597,975
   19,300           Hercules.............................      922,781
   60,300           International Paper..................    3,146,906
    7,800           Kaufman & Broad Home.................      226,688
   21,900           Louisiana Pacific....................      479,063
   33,000           Masco................................    1,914,000
   20,900           Mead.................................      723,663
  118,400           Monsanto.............................    6,260,400
   26,000           Morton International.................      832,000
   13,300           Nalco Chemical.......................      528,675
   10,700           Owens-Corning........................      444,719
  28,000 (a)        Owens-Illinois.......................    1,107,750
   35,600           PPG Industries.......................    2,516,475
    5,800           Potlach..............................      274,775
   31,500           Praxair..............................    1,584,844
   12,200           Rohm & Haas..........................    1,315,313
    7,932           Sealed Air...........................      497,287
   34,500           Sherwin-Williams.....................    1,229,063
   20,000           Sigma-Aldrich........................      797,500
  19,800 (a)        Stone Container......................      324,225
   11,300           Temple-Inland........................      729,556
   34,000           Tenneco..............................    1,464,125
   13,900           Union Camp...........................      839,213
   24,600           Union Carbide........................    1,193,100
   20,400           Westvaco.............................      618,375
   39,800           Weyerhaeuser.........................    2,293,475
   22,200           Willamette Industries................      861,638
                                                      ________________
                                                            70,369,192
                                                      ________________
                    Capital Goods-22.8%
   43,900           AMP.................................. $  1,725,819
   13,700           Adobe Systems........................      685,856
  28,300 (a)        Advanced Micro Devices...............      785,325
    5,606           Aeroquip-Vickers.....................      356,331
   39,854           Allegheny Teledyne...................    1,011,295
  112,600           AlliedSignal.........................    4,933,288
  18,050 (a)        Andrew...............................      412,894
  26,400 (a)        Apple Computer.......................      722,700
  72,800 (a)        Applied Materials....................    2,629,900
    9,700           Autodesk.............................      455,900
   58,400           Automatic Data Processing............    3,909,150
  43,800 (a)        Bay Networks.........................    1,026,563
  199,498           Boeing...............................    9,987,369
    5,000           Briggs & Stratton....................      226,250
   39,500           Browning-Ferris Industries...........    1,347,938
  31,500 (a)        Cabletron Systems....................      417,375
   15,000           Case.................................      953,438
   74,300           Caterpillar..........................    4,230,456
  157,870 (a)       Cendant..............................    3,946,750
  14,500 (a)        Ceridian.............................      820,156
    8,000           Cincinnati Milacron..................      248,500
  200,800 (a)        Cisco Systems.......................   14,708,600
   32,400           Cognizant............................    1,666,575
  302,240           Compaq Computer......................    8,481,610
  109,150           Computer Associates
                        International....................    6,392,097
   31,000           Computer Sciences....................    1,635,250
   24,200           Cooper Industries....................    1,618,375
    9,150           Crane................................      492,384
    7,600           Cummins Engine.......................      413,250
  23,500 (a)        DSC Communications...................      423,000
   9,600 (a)        Data General.........................      146,400
   50,300           Deere & Co...........................    2,939,406
  130,300           Dell Computer........................   10,521,725
   16,200           Deluxe...............................      542,700
  29,500 (a)        Digital Equipment....................    1,640,938
   44,400           Dover................................    1,753,800
   19,200           Dow Jones & Co.......................      934,800
   34,000           Dun & Bradstreet.....................    1,207,000
    9,000           EG&G.................................      271,125
  99,000 (a)        EMC..................................    4,566,375
   15,400           Eaton................................    1,422,575
   88,500           Emerson Electric.....................    5,630,813
   30,000           Equifax..............................    1,160,625
   85,400           First Data...........................    2,892,925
    8,100           Foster Wheeler.......................      224,269
  30,900 (a)        Gateway 2000.........................    1,813,444



DREYFUS S&P 500 INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)               APRIL 30, 1998 (UNAUDITED)
  Shares            COMMON STOCKS (continued)                   Value
___________         ____________                           ___________
                    Capital Goods (continued)
   25,200           General Dynamics...................   $  1,064,700
  653,300           General Electric...................     55,612,102
    9,900           General Signal.....................        435,600
   35,700           Genuine Parts......................      1,285,200
   14,300           Goodrich (B.F.)....................        769,519
    9,900           Grainger (W.W.)....................      1,078,481
   42,200           HBO & Co...........................      2,524,088
   20,800           H&R Block..........................        936,000
    9,900           Harnischfeger Industries...........        279,675
   15,900           Harris.............................        769,163
  207,600           Hewlett-Packard....................     15,634,875
   25,400           Honeywell..........................      2,365,375
   23,600           ITT Industries.....................        859,925
   26,500           Ikon Office Solutions..............        640,969
   49,800           Illinois Tool Works................      3,510,900
   33,000           Ingersoll-Rand.....................      1,520,063
  326,600           Intel..............................     26,393,363
  194,100           International Business
                        Machines.......................     22,491,338
   25,150           Interpublic Group Cos..............      1,606,456
   16,700           Johnson Controls...................        991,563
  16,900 (a)        KLA-Tencor.........................        681,281
  28,300 (a)        LSI Logic..........................        767,638
   38,800           Lockheed Martin....................      4,321,350
  256,250           Lucent Technologies................     19,507,031
   11,200           McDermott International............        463,400
  42,200 (a)        Micron Technology..................      1,310,838
 481,700 (a)        Microsoft..........................     43,413,213
    8,700           Millipore..........................        300,150
   81,600           Minnesota Mining
                        & Manufacturing................      7,701,000
  119,200           Motorola...........................      6,630,500
  32,600 (a)        National Semiconductor.............        717,200
    8,600           National Service Industries........        465,475
  104,700           Northern
                        Telecommunications.............      6,373,613
   13,300           Northrop Grumman...................      1,405,644
  69,800 (a)        Novell.............................        698,000
   32,300           Omnicom Group......................      1,530,213
  195,700 (a)       Oracle.............................      5,063,738
   24,800           Pall...............................        486,700
  50,900 (a)        Parametric Technology..............      1,627,209
   22,250           Parker-Hannifin....................        992,906
    9,600           Perkin-Elmer.......................        656,400
   57,800           Pitney Bowes.......................      2,774,400
   17,200           Raychem............................        691,225
   67,700           Raytheon, Cl. B....................      3,837,744
                    Capital Goods (continued)
   40,000           Rockwell International.............   $  2,237,500
   15,300           Ryder System.......................        532,631
   15,700           Scientific-Atlanta.................        374,838
  48,800 (a)        Seagate Technology.................      1,302,350
   50,300           Service Corp. International........      2,074,875
    5,000           Shared Medical Systems.............        364,688
  37,400 (a)        Silicon Graphics...................        488,538
   12,200           Snap-On............................        516,213
   17,813           Stanley Works......................        911,803
  74,800 (a)        Sun Microsystems...................      3,080,825
  69,100 (a)        3COM...............................      2,366,675
   10,100           Tektronix..........................        434,300
  36,200 (a)        Tellabs............................      2,565,675
   77,900           Texas Instruments..................      4,990,469
   32,800           Textron............................      2,566,600
  30,200 (a)        Thermo Electron....................      1,202,338
   11,000           Thomas & Betts.....................        642,125
   12,600           Timken.............................        503,213
  114,100           Tyco International.................      6,218,450
  49,800 (a)        Unisys.............................      1,117,388
   46,500           United Technologies................      4,577,344
   90,800           Waste Management...................      3,041,800
   65,100           Xerox..............................      7,388,850
                                                      ________________
                                                           417,019,025
                                                      ________________
                    Consumer Cyclical-11.9%
   49,000           Albertson's........................      2,450,000
   14,700           American Greetings, Cl. A..........        679,875
   54,500           American Stores....................      1,308,000
  30,200 (a)        AutoZone...........................        911,663
   18,900           Black & Decker.....................        975,713
   19,900           Brunswick..........................        646,750
  140,500           CBS................................      5,005,313
   38,200           CVS................................      2,817,250
  129,200           Chrysler...........................      5,192,225
   19,700           Circuit City Stores................        800,313
  23,500 (a)        Clear Channel
                      Communications...................      2,214,875
   69,700           Comcast, Cl. A.....................      2,496,131
  21,400 (a)        Consolidated Stores................        856,000
   15,700           Cooper Tire and Rubber.............        374,838
  42,400 (a)        Costco Cos.........................      2,369,100
   21,000           Dana...............................      1,241,625
   29,100           Darden Restaurants.................        465,600
   43,500           Dayton Hudson......................      3,798,094
   22,100           Dillard's, Cl. A...................        809,413
  134,800           Disney (Walt)......................     16,757,325
   29,100           Donnelley (R.R.) & Sons............      1,282,219



DREYFUS S&P 500 INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)              APRIL 30, 1998 (UNAUDITED)
  Shares            COMMON STOCKS (continued)                   Value
___________         ____________                           ___________
                  Consumer Cyclical (continued)
   12,600           Echlin.............................  $     596,138
  41,800 (a)        Federated
                      Department Stores................      2,056,038
    7,200           Fleetwood Enterprises..............        332,550
  239,500           Ford Motor.........................     10,972,094
  14,600 (a)        Fruit of the Loom, Cl. A...........        545,675
   56,600           Gannett............................      3,845,263
   80,300           Gap................................      4,130,431
  29,500 (a)        General Instrument.................        661,906
  141,200           General Motors.....................      9,513,350
   12,000           Giant Food, Cl. A .................        447,000
   31,200           Goodyear Tire & Rubber.............      2,184,000
    7,600           Great Atlantic & Pacific...........        236,550
   14,100           Harcourt General...................        735,844
  20,200 (a)        Harrah's Entertainment.............        526,463
   26,500           Hasbro.............................        975,531
   50,000           Hilton Hotel.......................      1,596,875
  146,001           Home Depot.........................     10,165,320
    7,800           Jostens............................        184,763
  97,400 (a)        K mart.............................      1,698,413
  14,600 (a)        King World Productions.............        389,638
   15,900           Knight-Ridder......................        927,169
  50,900 (a)        Kroger.............................      2,131,438
   54,300           Limited............................      1,822,444
   13,300           Liz Claiborne......................        654,194
    7,700           Longs Drug Stores..................        222,819
   34,800           Lowes..............................      2,433,825
   25,500           Marriott International.............        841,500
   25,500           Marriott International, Cl. A......        816,000
   58,000           Mattel.............................      2,222,125
   46,200           May Department Stores..............      2,849,963
   19,000           Maytag.............................        978,500
  137,300           McDonald's.........................      8,495,438
   19,800           McGraw-Hill Cos....................      1,533,263
    7,300           Mercantile Stores..................        533,356
   10,600           Meredith...........................        455,800
  35,800 (a)        Mirage Resorts.....................        789,838
   17,700           Moore..............................        277,669
  14,400 (a)        Navistar International.............        430,200
   19,200           New York Times, Cl. A..............      1,362,000
   58,000           NIKE, Cl. B........................      2,769,500
   15,400           Nordstrom..........................      1,007,738
   15,500           PACCAR.............................        920,313
   49,900           Penney (J.C.)......................      3,546,019
   12,700           Pep Boys-Manny,
                       Moe & Jack......................        276,225
  11,200 (a)        Reebok International...............        329,000
                    Consumer Cyclical (continued)......
   51,400           Rite Aid...........................   $  1,651,225
    7,300           Russell............................        197,100
   71,200           Seagram............................      3,039,350
   78,200           Sears, Roebuck & Co................      4,638,238
    4,000           Springs Industries.................        220,250
   12,000           Supervalu..........................        524,250
   68,200           Sysco..............................      1,624,013
   32,600           TJX................................      1,442,550
   24,600           TRW................................      1,299,188
   20,600           Tandy..............................      1,024,850
  101,200 (a)       Tele-Communications, Cl. A.........      3,263,700
  115,300           Time Warner........................      9,051,050
   17,700           Times Mirror, Cl. A................      1,083,019
  57,000 (a)        Toys R Us..........................      1,571,063
   24,500           Tribune............................      1,617,000
  30,310 (a)        Tricon Global Restaurants..........        962,343
  121,200           US West Media Group................      4,575,300
   24,400           V.F................................      1,268,800
  70,500 (a)        Viacom, Cl. B......................      4,089,000
  449,800           Wal-Mart Stores....................     22,743,013
   98,300           Walgreen...........................      3,391,350
   26,400           Wendy's International..............        635,250
   15,000           Whirlpool..........................      1,080,000
   29,700           Winn-Dixie Stores..................      1,117,463
  26,900 (a)        Woolworth..........................        618,700
                                                      ________________
                                                           216,600,565
                                                      ________________
                    Consumer Staples-9.9%
   11,200           Alberto-Culver, Cl. B..............        329,000
   97,800           Anheuser-Busch.....................      4,480,463
  111,258           Archer Daniels Midland.............      2,392,047
   26,368           Avon Products......................      2,167,120
   57,400           Bestfoods..........................      3,149,825
   13,800           Brown-Forman, Cl. B................        781,425
   91,300           Campbell Soup......................      4,684,831
   20,600           Clorox.............................      1,727,825
  493,700           Coca-Cola..........................     37,459,488
   59,000           Colgate-Palmolive..................      5,291,563
   94,200           ConAgra............................      2,749,463
    7,400           Coors (Adolph), Cl B...............        264,550
   64,900           Eastman Kodak......................      4,684,969
   25,800           Ecolab.............................        817,538
   31,600           General Mills......................      2,134,975
  111,800           Gillette...........................     12,905,913
   73,300           Heinz (H.J.).......................      3,994,850
   28,500           Hershey Foods......................      2,087,625
   21,800           International Flavors
                        & Fragrances...................      1,066,838


DREYFUS S&P 500 INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)               APRIL 30, 1998 (UNAUDITED)
  Shares            COMMON STOCKS (continued)                   Value
___________         ____________                           ___________
                    Consumer Staples (continued)
   82,000           Kellogg............................   $  3,382,500
  110,900           Kimberly-Clark.....................      5,628,175
    1,600           NACCO Industries, Cl. A............        269,100
   31,800           Newell.............................      1,536,338
  302,800           PepsiCo............................     12,017,375
  483,900           Philip Morris Cos..................     18,055,519
   48,900           Pioneer Hi-Bred
                        International..................      1,845,975
    9,000           Polaroid...........................        396,000
  268,300           Procter & Gamble...................     22,050,906
   27,600           Quaker Oats........................      1,435,200
   21,300           Ralston Purina Group...............      2,257,800
   29,900           Rubbermaid.........................        855,888
   95,800           Sara Lee...........................      5,706,088
   12,200           Tupperware.........................        330,163
   36,800           UST................................      1,014,300
  127,800           Unilever...........................      9,537,075
   23,200           Wrigley, (Wm) Jr...................      2,064,800
                                                      ________________
                                                           181,553,510
                                                      ________________
  Energy-8.1%
   18,300           Amerada Hess.......................      1,052,250
  194,400           Amoco..............................      8,602,200
   12,000           Anadarko Petroleum.................        879,000
   19,100           Apache.............................        675,663
   15,000           Ashland............................        793,125
   64,000           Atlantic Richfield.................      4,992,000
   33,700           Baker Hughes.......................      1,364,850
   35,245           Burlington Resources...............      1,656,515
  131,100           Chevron............................     10,840,331
   21,200           Coastal............................      1,514,475
   11,100           Columbia Gas System................        901,875
   19,100           Consolidated Natural Gas...........      1,098,250
   35,000           Dresser Industries.................      1,850,625
    4,100           Eastern Enterprises................        173,738
   62,100           Enron..............................      3,054,544
  492,200           Exxon..............................     35,899,838
   52,300           Halliburton........................      2,876,500
   10,000           Helmerich & Payne..................        305,000
    9,500           Kerr-McGee.........................        627,000
  156,600           Mobil..............................     12,371,400
    9,700           Nicor..............................        397,094
    6,200           ONEOK..............................        251,100
   67,600           Occidental Petroleum...............      1,989,975
  21,100 (a)        Oryx Energy........................        551,238
   16,600           Pacific Enterprises................        646,363
    9,500           Pennzoil...........................        608,594
                    Energy (continued)
    7,000           Peoples Energy..................... $      253,750
   52,500           Phillips Petroleum.................      2,602,031
  17,300 (a)        Rowan Cos..........................        509,269
  428,000           Royal Dutch
                       Petroleum, A.D.R................     24,208,750
   98,800           Schlumberger.......................      8,188,050
   21,900           Sonat..............................        971,813
   14,300           Sun................................        578,256
  109,400           Texaco.............................      6,728,100
   50,710           Union Pacific
                       Resources Group.................      1,210,701
   57,600           USX-Marathon Group.................      2,062,800
   49,200           Unocal.............................      2,014,125
  10,900 (a)        Western Atlas......................        861,100
   82,700           Williams Cos.......................      2,615,388
                                                      ________________
                                                           148,777,676
                                                      ________________
  Health Care-11.0%
  17,000 (a)        ALZA...............................        814,938
  152,700           Abbott Laboratories................     11,166,187
   13,000           Allergan...........................        540,313
  129,700           American Home Products.............     12,078,313
  52,500 (a)        Amgen..............................      3,130,313
   11,400           Bard (C.R.)........................        408,263
   11,000           Bausch & Lomb......................        543,813
   55,900           Baxter International...............      3,098,956
   24,400           Becton, Dickinson & Co.............      1,698,850
   22,300           Biomet.............................        669,000
  38,800 (a)        Boston Scientific..................      2,805,725
  198,500           Bristol-Myers Squibb...............     21,016,188
   21,800           Cardinal Health....................      2,098,250
  129,250           Columbia/HCA Healthcare............      4,257,172
   29,600           Guidant............................      1,979,500
  78,600 (a)        HEALTHSOUTH........................      2,372,738
  32,700 (a)        Humana.............................        882,900
  268,400           Johnson & Johnson..................     19,157,050
  221,400           Lilly (Eli)........................     15,401,138
   14,600           Mallinckrodt Group.................        470,850
   12,700           Manor Care.........................        445,294
   93,600           Medtronic..........................      4,925,700
  239,200           Merck & Co.........................     28,823,600
  258,100           Pfizer.............................     29,375,006
  101,300           Pharmacia & Upjohn.................      4,260,931
  146,100           Schering-Plough....................     11,706,263
  18,300 (a)        St. Jude Medical...................        648,506
  60,900 (a)        Tenet Healthcare...................      2,279,944
   15,100           U.S. Surgical......................        475,650


DREYFUS S&P 500 INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)               APRIL 30, 1998 (UNAUDITED)
  Shares            COMMON STOCKS (continued)                   Value
___________         ____________                           ___________
                    Health Care (continued)
   37,600           United Healthcare..................   $  2,641,400
   54,400           Warner-Lambert...                       10,291,800
                                                      ________________
                                                           200,464,551
                                                      ________________
                    Interest Sensitive-17.1%
   29,679           Aetna..............................      2,398,434
   21,900           Ahmanson (H.F.) & Co...............      1,669,875
   85,600           Allstate...........................      8,239,000
   92,800           American Express...................      9,465,600
   50,645           American General...................      3,374,223
  140,050           American International
                      Group............................     18,425,328
   33,450           Aon................................      2,157,525
   71,569           Associates First Capital, Cl. A....      5,349,783
   28,400           BB&T...............................      1,909,900
   29,000           BANKBOSTON.........................      3,130,188
  128,840           Banc One...........................      7,577,403
   75,200           Bank of New York...................      4,441,500
  138,400           BankAmerica........................     11,764,000
   19,600           Bankers Trust New York.............      2,530,850
   10,600           Beneficial.........................      1,381,975
   14,800           CIGNA..............................      3,062,675
   84,100           Chase Manhattan....................     11,653,106
   34,000           Chubb..............................      2,683,875
   11,000           Cincinnati Financial...............      1,401,125
   91,200           Citicorp...........................     13,725,600
   31,500           Comerica...........................      2,108,531
   37,600           Conseco............................      1,865,900
   21,500           Countrywide Credit
                      Industries.......................      1,040,063
  211,800           Federal National
                      Mortgage Association.............     12,681,525
   46,200           Fifth Third Bancorp................      2,541,000
   58,100           First Chicago NBD..................      5,396,038
  189,290           First Union........................     11,428,384
   54,400           Fleet Financial Group..............      4,698,800
  138,700           Federal Home Loan Mortgage.........      6,423,544
  51,500 (a)        Franklin Resources.................      2,755,250
   15,700           General Re.........................      3,509,931
   11,300           Golden West Financial..............      1,190,031
   27,200           Green Tree Financial...............      1,108,400
   23,600           Hartford Financial
                      Services Group...................      2,613,700
   21,400           Household International............      2,812,763
   38,200           Huntington Bancshares..............      1,358,488
   21,150           Jefferson Pilot....................      1,241,241
   87,700           Keycorp............................      3,480,594
                    Interest Sensitive (continued)
   20,300           Lehman Brothers Holdings...........   $  1,442,569
   20,400           Lincoln National...................      1,811,775
   23,000           Loews..............................      2,301,438
   33,900           Marsh & McLennan...................      3,089,138
   19,500           MBIA...............................      1,455,188
  100,050           MBNA...............................      3,389,194
   22,800           MGIC Investment....................      1,436,400
   50,800           Mellon Bank........................      3,657,600
   26,000           Mercantile Bancorp.................      1,439,750
   66,500           Merrill Lynch & Co.................      5,835,375
   35,500           Morgan (J.P.) & Co.................      4,659,375
  118,280           Morgan Stanley, Dean Witter,
                       Discover and Co.................      9,329,335
   63,300           National City......................      4,383,525
  187,676           NationsBank........................     14,216,457
   22,300           Northern Trust.....................      1,627,900
  150,800           Norwest............................      5,984,875
   60,900           PNC Bank...........................      3,680,644
   14,400           Progressive........................      1,950,300
   19,000           Providian Financial................      1,143,563
    4,200           Pulte..............................        214,988
   10,900           Republic New York..................      1,457,875
   28,200           Safeco.............................      1,408,238
   53,000           Schwab (Charles)...................      1,855,000
   23,047           St. Paul Cos.......................      1,953,233
   32,100           State Street.......................      2,295,150
   35,100           Summit Bancorp.....................      1,759,388
   38,900           SunAmerica.........................      1,942,569
   42,100           SunTrust Banks.....................      3,428,519
   34,900           Synovus Financial..................      1,228,044
   28,000           Torchmark..........................      1,247,750
   12,500           Transamerica.......................      1,443,750
  228,943           Travelers Group....................     14,008,450
   49,016           U.S. Bancorp.......................      6,225,032
   27,700           UNUM...............................      1,488,875
   40,700           Wachovia...........................      3,456,956
   51,360           Washington Mutual..................      3,598,410
   17,300           Wells Fargo........................      6,375,050
                                                      ________________
                                                           312,817,826
                                                      ________________
                    Mining and Metals-.8%
  21,600 (a)        ARMCO..............................        148,500
    8,100           ASARCO.............................        201,994
   45,400           Alcan Aluminium....................      1,475,500
   34,400           Aluminum Co. of America............      2,666,000
   74,400           Barrick Gold.......................      1,669,350
   45,900           Battle Mountain Gold...............        329,906


DREYFUS S&P 500 INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)              APRIL 30, 1998 (UNAUDITED)
  Shares            COMMON STOCKS (continued)                   Value
___________         ____________                           ___________
                    Mining and Metals (continued)
  22,500 (a)        Bethlehem Steel..................... $     350,156
   18,700           Cyprus Amax Minerals................       322,575
   38,600           Freeport-McMoRan
                       Copper, Cl. B....................       726,163
   29,300           Homestake Mining....................       340,613
   33,300           Inco................................       584,831
    9,800           Inland Steel Industries.............       287,263
   31,225           Newmont Mining......................     1,005,055
   17,500           Nucor...............................     1,048,906
   11,700           Phelps Dodge........................       785,363
   47,800           Placer Dome.........................       705,050
   14,800           Reynolds Metals.....................       976,800
   17,200           USX-U.S. Steel......................       672,950
   19,300           Worthington Industries..............       346,797
                                                      ________________
                                                            14,643,772
                                                      ________________
                    Transportation-1.1%
  18,200 (a)        AMR................................      2,773,225
   31,200           Burlington Northern Santa Fe.......      3,088,800
   43,600           CSX..............                        2,289,000
   14,800           Delta Air Lines....................      1,720,500
  33,260 (a)        FDX................................      2,261,680
   65,600           Laidlaw............................        914,300
   75,300           Norfolk Southern...................      2,517,844
   43,750           Southwest Airlines.................      1,200,391
   49,300           Union Pacific......................      2,699,175
  18,200 (a)        USAir Group........................      1,294,475
                                                      ________________
                                                            20,759,390
                                                      ________________
                    Utilities-8.9%
   37,000           ALLTEL.............................      1,581,750
  324,200           AT&T...............................     19,472,263
  112,600 (a)       Airtouch Communications............      5,981,875
   27,400           Ameren.............................      1,085,725
   37,800           American Electric Power............      1,804,950
  218,500           Ameritech..........................      9,299,906
   29,500           Baltimore Gas & Electric...........        929,250
  155,068           Bell Atlantic......................     14,508,550
  197,900           BellSouth..........................     12,702,706
   31,500           CINergy............................      1,098,563
   30,000           Carolina Power & Light.............      1,291,875
   42,400           Central & Southwest................      1,105,050
   46,900           Consolidated Edison................      2,122,225
   46,100           Corning............................      1,844,000
   29,000           DTE Energy.........................      1,136,438
   38,600           Dominion Resources.................      1,527,113
   71,794           Duke Power.........................      4,155,078
   76,100           Edison International...............      2,268,731
                    Utilities (continued)
   48,700           Entergy............................   $  1,211,413
   36,300           FPL Group..........................      2,252,869
   46,000           FirstEnergy........................      1,391,500
   32,800           Frontier...........................        981,950
   25,300           GPU................................      1,002,513
  191,100           GTE................................     11,167,406
   56,966           Houston Industries.................      1,655,574
  139,000           MCI Communications.................      6,993,438
   53,300 (a)       NEXTEL Communications,
                       Cl. A...........................      1,529,044
   28,800 (a)       Niagara Mohawk Power...............        352,800
   14,900           Northern States Power..............        839,988
   87,500           PG&E...............................      2,832,813
   33,100           PP&L Resources.....................        763,369
   44,400           PECO Energy........................      1,057,275
   59,200           PacifiCorp.........................      1,376,400
   46,300           Public Service
                      Enterprise Group.................      1,553,944
  365,838           SBC Communications.................     15,159,412
  137,800           Southern...........................      3,651,700
   85,800           Sprint.............................      5,861,213
   49,197           Texas Utilities....................      1,967,880
   96,400           US West............................      5,085,100
   43,200           UniCom.............................      1,501,200
  202,200 (a)       WorldCom...........................      8,650,369
                                                      ________________
                                                           162,755,218
                                                      ________________
                    TOTAL COMMON STOCKS
                       (cost $1,123,538,116)........... $1,745,760,725
                                                      ================



DREYFUS S&P 500 INDEX FUND
STATEMENT OF INVESTMENTS (CONTINUED)            APRIL 30, 1998 (UNAUDITED)
  Principal         SHORT-TERM
   Amount           INVESTMENTS-5.5%                          Value
____________        _______________                    _______________
                    U.S. Treasury Bills:
 $20,835,000        5.03%, 5/28/1998................... $   20,763,744
   9,018,000 (b)    4.96%, 6/25/1998...................      8,952,800
  30,622,000        4.95%, 7/2/1998....................     30,366,613
  30,926,000        4.93%, 7/23/1998...................     30,580,866
  10,161,000        4.87%, 7/30/1998...................     10,037,747
                                                      ________________
                    TOTAL SHORT-TERM
                    INVESTMENTS
                      (cost $100,678,354)..............  $ 100,701,770
                                                      ================
TOTAL INVESTMENTS
  (cost $1,224,216,470)...................     101.0%   $1,846,462,495
                                             =======  ================
LIABILITIES, LESS CASH
  AND RECEIVABLES.........................      (1.0%)  $  (18,460,146)
                                             =======  ================
NET ASSETS................................     100.0%   $1,828,002,349
                                             =======  ================



Notes to Statement of Investments:
    (a)  Non-income producing.
    (b) Partially held by the custodian in a segregated account as collateral for open financial futures positions.

STATEMENT OF FINANCIAL FUTURES                        APRIL 30, 1998 (UNAUDITED)
                                                           Market Value                       Unrealized
                                                             Covered                         Appreciation
Issuer:                                   Contracts       by Contracts          Expiration    at 4/30/98
_________________________              _____________      ____________        ______________  ______________
Standard & Poor's 500..................     305           $85,339,000            June '98      $180,125
                                                                                              =========
SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS S&P 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES                                                    APRIL 30, 1998 (UNAUDITED)
                                                                                    Cost               Value
                                                                                _______________      _______________
ASSETS:            Investments in securities-See Statement of Investments         $1,224,216,470      $1,846,462,495
                   Cash........................................................                            4,871,022
                   Dividends and interest receivable...........................                            1,727,369
                   Receivable for shares of Common Stock subscribed............                              464,370
                   Receivable for futures variation margin-Note 4(a)...........                            1,970,109
                                                                                                     _______________
                                                                                                       1,855,495,365
                                                                                                     _______________
LIABILITIES:       Due to The Dreyfus Corporation and affiliates...............                              375,279
                   Due to Distributor..........................................                              375,278
                   Payable for investment securities purchased.................                           23,993,790
                   Payable for shares of Common Stock redeemed.................                            2,748,669
                                                                                                     _______________
                                                                                                          27,493,016
                                                                                                     _______________
NET ASSETS.....................................................................                       $1,828,002,349
                                                                                                     ===============
REPRESENTED BY:    Paid-in capital.............................................                       $1,190,675,653
                   Accumulated undistributed investment income-net.............                            5,700,615
                   Accumulated net realized gain (loss) on investments.........                            9,199,931
                   Accumulated net unrealized appreciation (depreciation)
                   on investments (including $180,125 net unrealized
                    appreciation on financial futures)-Note 4(b)...............                          622,426,150
                                                                                                     _______________
NET ASSETS.....................................................................                       $1,828,002,349
                                                                                                     ===============
SHARES OUTSTANDING
(200 million shares of $.001 par value Common Stock authorized)................                           55,416,861
NET ASSET VALUE, offering and redemption price per share-Note 3(d).............                               $32.99
                                                                                                             =======
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS S&P 500 INDEX FUND
STATEMENT OF OPERATIONS                                              SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)
INVESTMENT INCOME
INCOME:            Cash dividends (net of $18,034 foreign taxes
            withheld at source)...............................................  $  11,246,401
            Interest..........................................................      1,587,201
                                                                                _____________
           Total Income.......................................................                     $  12,833,602
EXPENSES:          Management fee-Note 3(a)...................................      1,912,252
            Shareholder servicing costs-Note 3(b).............................      1,912,252
            Loan commitment fees-Note 2.......................................          3,751
                                                                                _____________
           Net Expenses.......................................................                         3,828,255
                                                                                                   _____________
INVESTMENT INCOME-NET.........................................................                         9,005,347
                                                                                                   _____________
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-NOTE 4:
            Net realized gain (loss) on investments....                        $    1,591,384
            Net realized gain (loss) on financial futures.....................      8,276,256
                                                                                _____________
         NET REALIZED GAIN (LOSS).............................................                         9,867,640
            Net unrealized appreciation (depreciation)
of investments
         (including $2,247,550 net unrealized
appreciation on
         financial futures)...................................................                       287,280,298
                                                                                                   _____________
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS........................                       297,147,938
                                                                                                   _____________
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................                      $306,153,285
                                                                                                   =============
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS S&P 500 INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                               Six Months Ended
                                                                                 April 30, 1998     Year Ended
                                                                                  (Unaudited)    October 31, 1997
                                                                               ________________  ________________
OPERATIONS:
  Investment income (loss)-net............................................     $       9,005,347  $    14,346,260
  Net realized gain (loss) on investments.................................             9,867,640       24,705,075
  Net unrealized appreciation (depreciation) on investments...............           287,280,298      189,796,889
                                                                                 _______________  _______________
      Net Increase (Decrease) in Net Assets Resulting from Operations.....           306,153,285      228,848,224
                                                                                 _______________  _______________
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income-net ..................................................           (14,501,384)     (10,625,144)
  Net realized gain on investments........................................           (22,114,610)     (18,728,587)
                                                                                 _______________  _______________
      Total Dividends.....................................................           (36,615,994)     (29,353,731)
                                                                                 _______________  _______________
CAPITAL STOCK TRANSACTIONS:
  Net proceeds from shares sold...........................................        524,866,536      740,252,211
  Dividends reinvested ...................................................            34,776,386       27,500,971
  Cost of shares redeemed.................................................          (280,629,192)    (279,427,033)
                                                                                 _______________  _______________
      Increase (Decrease) in Net Assets from Capital Stock Transactions...           279,013,730      488,326,149
                                                                                 _______________  _______________
        Total Increase (Decrease) in Net Assets...........................           548,551,021      687,820,642
NET ASSETS:
  Beginning of Period.....................................................         1,279,451,328      591,630,686
                                                                                 _______________  _______________
  End of Period...........................................................        $1,828,002,349   $1,279,451,328
                                                                                 ===============  ===============
Undistributed investment income-net.......................................     $       5,700,615  $    11,196,652
                                                                                 _______________  _______________
CAPITAL SHARE TRANSACTIONS:              Shares    Shares
                                                                                 _______________  _______________
  Shares sold.............................................................            17,344,002       29,141,689
  Shares issued for dividends reinvested .................................             1,233,205        1,216,319
  Shares redeemed.........................................................            (9,298,996)     (11,036,833)
                                                                                 _______________  _______________
      Net Increase (Decrease) in Shares Outstanding.......................             9,278,211       19,321,175
                                                                                 ===============  ===============

SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                   Six Months Ended
                                                     April 30, 1998                     Year Ended October 31,
                                                                         ______________________________________________________
PER SHARE DATA:                                       (Unaudited)         1997        1996        1995        1994        1993
                                                       __________        ______      ______      ______      ______      ______
    Net asset value, beginning of period.............    $27.73        $22.06      $18.38      $16.41      $16.88      $15.16
                                                         ______        ______      ______      ______      ______      ______
    Investment operations:
    Investment income-net............................       .16           .34         .33         .36         .39         .30
    Net realized and unrealized gain (loss)
      on investments.................................      5.86          6.37        3.89        3.36         .11        1.86
                                                         ______        ______      ______      ______      ______      ______
    Total from Investment Operations.................      6.02          6.71        4.22        3.72         .50        2.16
                                                         ______        ______      ______      ______      ______      ______
    Distributions:
    Dividends from net investment income-net.........      (.30)         (.38)       (.32)       (.42)       (.31)       (.40)
    Dividends from net realized gains on investments.      (.46)         (.66)       (.22)      (1.33)       (.66)       (.04)
                                                         ______        ______      ______      ______      ______      ______
    Total Distributions..............................      (.76)        (1.04)       (.54)      (1.75)       (.97)       (.44)
                                                         ______        ______      ______      ______      ______      ______
    Net asset value, end of period...................    $32.99        $27.73      $22.06      $18.38      $16.41      $16.88
                                                         ======        ======      ======      ======      ======      ======
TOTAL INVESTMENT RETURN..............................     22.16%(1)     31.46%      23.41%      25.68%       3.14%      14.49%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets                 .25%(1)       .50%        .57%        .55%        .61%        .39%
    Ratio of net investment income
      to average net assets..........................       .58%(1)      1.52%       1.90%       2.75%       2.26%       2.36%
    Decrease reflected in above expense ratios due
      to undertakings by WFNIA and Dreyfus...........         -           .05%          -           -         .03%        .14%
    Portfolio Turnover Rate..........................       .51%(1)      2.26%       5.22%       3.66%      18.81%       3.77%
    Average commission rate paid(2)..................    $.0202        $.0301      $.0297           -           -           -
    Net assets, end of period (000's Omitted)...       $1,828,002    $1,279,451    $591,631    $336,147    $245,202    $281,403

(1)    Not annualized.
(2) For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus S&P 500 Index Fund (the "Fund") is a separate non-diversified series of Dreyfus Index Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as an open-end management investment company and operates as a series company currently offering three series including the Fund. The Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment adviser. Boston Safe Deposit and Trust Company, an affiliate of Dreyfus, is the Fund's custodian. Dreyfus is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales charge.
    The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to the fund's operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.
    (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.
    (c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid annually. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.
    (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
NOTE 2-BANK LINE OF CREDIT:
    The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 1998, the Fund did not borrow under the Facility.


DREYFUS S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 3-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (a) Pursuant to an Investment Management agreement ("Agreement") with Dreyfus, the management fee is computed at the annual rate of .25 of 1% of the value of the Fund's average daily net assets, and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all the expenses of the Fund, except management fees, brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Directors (including counsel fees), and extraordinary expenses.
 In addition, Dreyfus is required to reduce its fees in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel). Each Director receives an annual fee of $2,500 and an attendance fee of $500 per meeting and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation. These fees pertain to the following funds: Dreyfus S&P 500 Index Fund, Dreyfus International Stock Index Fund and Dreyfus Small Cap Stock Index Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus are in fact paid directly by Dreyfus to the non-interested Directors.
    (b) Under the Shareholder Services Plan, the Fund pays the Distributor for the provision of certain services a fee, at the annual rate of .25 of 1% of the value of the Fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The distributor determines the amounts to be paid to Service Agents. During the period April 30, 1998, the Fund was charged $1,912,252 pursuant to the Shareholder Services Plan.
    (c) A 1% redemption fee is charged and retained by the Fund on certain redemptions of Fund shares where the redemption occurs within the initial six month period following the opening of the account. During the period ended April 30, 1998, redemption fees amounted to $7,606.
NOTE 4-SECURITIES TRANSACTIONS:
    (a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures during the period ended April 30, 1998 amounted to $266,467,455 and $7,491,720, respectively.
    The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of April 30, 1998 are set forth in the Statement of Financial Futures.
    (b) At April 30, 1998, accumulated net unrealized appreciation on investments and financial futures was $622,426,150 consisting of $630,531,199 gross unrealized appreciation and $8,105,049 gross unrealized depreciation.
    At April 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


Registration Mark
[Dreyfus lion "d" logo]
DREYFUS S&P 500 INDEX FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
Boston Safe Deposit and Trust Company
One Boston Place
Boston MA 02109
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940










Printed in U.S.A.       078SA984
Registration Mark
[Dreyfus logo]
S&P 500
Index Fund
Semi-Annual
Report
April 30, 1998